Financial Information as per operating segments (Details 12) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Income from continuing activities		$ 135,484,452	$ 219,050,681	$ 108,194,856
Other gains (losses)		12,669,540	(9,590,450)	11,410,085
Finance income		(22,870,538)	(14,263,669)	(3,451,143)
Finance costs		75,930,875	35,660,493	28,714,063
Share of net loss of joint ventures and associates accounted for using the equity method		10,978,068	(226,026)	8,437,209
Gains (losses) on exchange differences		20,173,381	10,149,345	(2,551,823)
Income tax (expense) benefit		263,943	82,629,773	35,408,420
Adjusted operating result		218,761,616	330,471,299	175,180,780
Depreciation and amortization		126,497,493	124,116,739	109,813,976
Operating Segments [Member]
Statement [Line Items]
Income from continuing activities		135,484,452	219,050,681	108,194,856
Other gains (losses)		12,669,540	(9,590,450)	11,410,085
Finance income		(22,870,538)	(14,263,669)	(3,451,143)
Finance costs		75,930,875	35,660,493	28,714,063
Share of net loss of joint ventures and associates accounted for using the equity method		10,978,068	(226,026)	8,437,209
Gains (losses) on exchange differences		20,173,381	10,149,345	(2,551,823)
Result as per adjustment units		(1,198,565)	(2,529,298)	429,198
Income tax (expense) benefit		263,943	82,629,773	35,408,420
Adjusted operating result	[1]	231,431,156	320,880,849	186,590,865
Depreciation and amortization		126,497,493	124,116,739	109,813,976
ORBDA	[2]	$ 357,928,649	$ 444,997,588	$ 296,404,841

[1]	Adjusted operating result (for management purposes we have defined it as Net income before net financial expense, gain (losses) of joint venture and associates accounted for using the equity method, gains (losses) on exchange differences, result as per adjustment units and income taxes).
[2]	ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).